ERShares Private-Public Crossover ETF
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks — 87.14% Shares Fair Value
Communications — 15.54%
Alphabet, Inc., Class A 113,268 $ 17,515,764
AppLovin Corp., Class A
(a)
33,896 8,981,423
Meta Platforms, Inc., Class A 27,220 15,688,519
Trade Desk, Inc. (The), Class A
(a)
82,107 4,492,895
46,678,601
Consumer Discretionary — 14.92%
Airbnb, Inc., Class A
(a)
81,110 9,689,401
Copart, Inc.
(a)
172,971 9,788,429
DoorDash, Inc., Class A
(a)
59,194 10,818,887
DraftKings, Inc., Class A
(a)
208,371 6,920,001
Tesla, Inc.
(a)
29,232 7,575,765
44,792,483
Energy — 2.56%
Antero Resources Corp.
(a)
190,257 7,693,993
Financials — 5.50%
Robinhood Markets, Inc., Class A
(a)
219,556 9,137,920
Toast, Inc., Class A
(a)
222,262 7,372,431
16,510,351
Health Care — 13.84%
Exelixis, Inc.
(a)
202,153 7,463,489
Globus Medical, Inc., Class A
(a)
83,995 6,148,434
Medpace Holdings, Inc.
(a)
20,180 6,148,644
Natera, Inc.
(a)
47,409 6,704,107
ResMed, Inc. 38,243 8,560,695
United Therapeutics Corp.
(a)
21,170 6,526,076
41,551,445
Technology — 34.78%
Appfolio, Inc., Class A
(a)
26,536 5,835,266
Arista Networks, Inc.
(a)
100,792 7,809,364
Corpay, Inc.
(a)
23,514 8,199,802
Crowdstrike Holdings, Inc., Class A
(a)
29,407 10,368,320
Datadog, Inc., Class A
(a)
67,753 6,721,775
Nvidia Corp. 132,426 14,352,330
Oracle Corp. 85,443 11,945,786
Paylocity Holding Corp.
(a)
36,683 6,872,193
Pure Storage, Inc., Class A
(a)
127,213 5,631,720
Salesforce, Inc. 40,032 10,742,988
Synopsys, Inc.
(a)
20,823 8,929,944
Ubiquiti, Inc. 22,753 7,056,615
104,466,103
Total  Common Stocks
  (Cost $283,116,447) 261,692,976

ERShares Private-Public Crossover ETF
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Partnership Shares — 11.75% Shares Fair Value
Klarna, SPV
(a)(b)(c)(d)
4,902 $ 2,000,000
SPACEX, SPV
(a)(b)(c)(d)
179,880 33,277,778
Total Partnership Shares
    (Cost $33,300,000) 35,277,778
Total  Partnership Shares
  (Cost $33,300,000) 35,277,778
Total Investments — 98.89%
    (Cost $316,416,447) 296,970,754
Other Assets in Excess of Liabilities — 1.11% 3,346,004
Net Assets — 100.00% $ 300,316,758
(a) Non-income producing security.
(b) Illiquid security.
(c) Level 3 securities fair valued using significant unobservable inputs.
(d) Restricted investment as to resale.
SPV - Special Purpose Vehicle.